Patent Licenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At September 30, 2014, future amortization expense related to intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2014 (remaining three months)	$16
2015	62
2016	62
2017	62
2018	62
Thereafter	2,344

Total	$2,608

At December 31, 2013, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount

2014	$62
2015	62
2016	62
2017	62
2018	62
Thereafter	1,897

Total	$2,207